State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


May 5, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Services

Re:    Henderson Global Funds (the "Trust")
       (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-named Trust on behalf of the Henderson U.S. Core Growth Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2004 (Accession # 0000891804-04-000943).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel



cc:      B. Booker